Filed Pursuant to Rule 497(e)
1933 Act File No. 333-215588
1940 Act File No. 811-23226
Horizon Kinetics Texas ETF (TEXX)
a series of Listed Funds Trust (the “Trust”)

Supplement dated July 6, 2026
to the Statement of Additional Information (the “SAI”)
dated January 21, 2026

Effective immediately, the discussion under the “Investment Management – Portfolio Managers – Conflicts of Interest” section of the SAI is hereby replaced with the following:

A Portfolio Manager’s management of “other accounts” may give rise to potential conflicts of interest in connection with his or her management of the Fund’s investments, on the one hand, and the investments of the other accounts, on the other. For example, to the extent the other accounts have similar investment objectives or strategies or invest in similar investments as the Fund, a potential conflict could arise if one of the other accounts has a materially higher fee arrangement than the Fund or a performance fee arrangement that could incent a Portfolio Manager to favor the account over the Fund. Another potential conflict could include a Portfolio Manager’s use of his or her knowledge about the size, timing, and possible market impact of Fund trades to the advantage of other accounts and to the disadvantage of the Fund. To mitigate such conflicts of interest, the Adviser has established policies and procedures to ensure that the purchase and sale of securities among all accounts the Adviser manages, including the Fund, are fairly and equitably allocated.

The Adviser and certain of its management personnel (“Adviser Personnel”) have relationships or arrangements that may be material to the advisory business of the Adviser and to investors in the products and accounts managed by the Adviser. Such relationships and arrangements may present potential or actual conflicts of interest. For example, Adviser Personnel that have relationships or arrangements with publicly traded companies may come into possession of information (including confidential or material non-public information) regarding the securities of such publicly traded companies that could give rise to a potentially conflicting division of loyalties and/or responsibilities, which could have an adverse effect on the accounts managed by the Adviser and could benefit such Adviser Personnel and/or publicly traded company. The Adviser has adopted policies and procedures designed to address these relationships and similar arrangements, which include both electronic and physical safeguards designed to restrict access to certain information to ensure, among other things, that transactions in a publicly traded company are not made using material non-public information that was acquired as a result of Adviser Personnel’s relationship with such company. Furthermore, any personal investments Adviser Personnel may have in such public companies are subject to the personal securities transaction reporting and pre-clearance requirements set forth in the Adviser’s Code of Ethics.

Mr. Peter Doyle, a co-founder, Co-Chief Executive Officer, and Senior Portfolio Manager of the Adviser, is a member of the Board of Directors of Texas Pacific Land Corporation (“TPL”), a publicly traded company. TPL is a large holding in many portfolios managed by the Adviser, including the Fund, and is also a large holding in the accounts of employees of the Adviser,

Filed Pursuant to Rule 497(e)
1933 Act File No. 333-215588
1940 Act File No. 811-23226
including that of Mr. Doyle. Mr. Doyle receives compensation from TPL in connection with his service as a member of the Board of Directors. In addition, Mr. Eric Sites, an employee of the Adviser, is a member of the Board of Directors of Miami International Holdings, Inc. (“MIAX”). MIAX is a large holding in many of the portfolios managed by the Adviser, and is also a large holding in the accounts of employees of the Adviser. Mr. Sites receives compensation from MIAX in connection with his service as a member of the Board of Directors. Messrs. Doyle and Sites are subject to the policies and procedures described above. In addition, Mr. Doyle does not have investment and trading authority over shares of TPL in client portfolios, including the Fund. Such authority has been delegated to another member of the portfolio’s investment team. Mr. Sites is not a portfolio manager for the Fund and, thus, does not have investment or trading authority over the Fund’s investments.

In connection with Mr. Doyle’s appointment to the Board of Directors of TPL, the Adviser has entered into a Board Representation Agreement, the terms of which limit the ability of the Adviser and certain of its clients (including the Fund) to take certain actions with respect to TPL. Those actions include: (i) making statements that undermine or disparage TPL or its current or former directors; (ii) nominating or recommending the nomination of any person for election to TPL’s Board of Directors; (iii) initiating or participating in any solicitation of proxies in any election context or removal contest with respect to directors; (iv) initiating a stockholder proposal for consideration at any stockholder meeting; (v) participating in a solicitation of proxies relating to a stockholder proposal; and (vi) participating in a “withhold” campaign at a stockholder meeting. Further, the Adviser agreed, during the term of Mr. Doyle’s appointment to the Board of Directors of TPL, not to make any proposals outside of the boardroom that (i) seek to change the number or term of directors or fill any vacancies on the Board of Directors; (ii) seek to change the capitalization, dividend or share repurchase policy of TPL; (iii) seek to change TPL’s business, operations, strategy, management, governance, corporate structure, or other affairs of TPL; (iv) are related to an “extraordinary transaction” as such term is defined in the Board Representations Agreement; (v) seek to cause a class of securities to be delisted on a securities exchange; or (vi) seek to cause a class of equity securities to become eligible for termination of registration. Nothing in the Board Representation Agreement prohibits Mr. Doyle from suggesting or proposing any action whatsoever in any meeting of TPL’s Board of Directors. Also, the Adviser is not a party to any voting agreement relating to TPL, such that the Adviser may vote proxies relating to TPL in the manner it determines best regardless of whether such voting is consistent or inconsistent with proposals being recommended by TPL’s Board of Directors.

Because it has investment and voting discretion with respect to a substantial percentage of the outstanding voting shares of TPL and MIAX, the Adviser may be deemed to be an affiliate of TPL and MIAX under certain securities laws. As a result, the Adviser and the Fund might be restricted or limited in selling shares of TPL or MIAX and may be subject to other requirements arising from such status.

Please retain this supplement for future reference.

Filed Pursuant to Rule 497(e)
1933 Act File No. 333-215588
1940 Act File No. 811-23226
Horizon Kinetics Inflation Beneficiaries ETF (INFL)
Horizon Kinetics Blockchain Development ETF ( BCDF)
Horizon Kinetics Energy and Remediation ETF (NVIR)
Horizon Kinetics Medical ETF (MEDX)
Horizon Kinetics SPAC Active ETF (SPAQ)
Horizon Kinetics Japan Owner Operator ETF (JAPN)
each, a series of Listed Funds Trust (the “Trust”)

Supplement dated July 6, 2026
to the Statement of Additional Information (the “SAI”)
dated April 30, 2026

Effective immediately, the discussion under the “Investment Management – Portfolio Managers – Conflicts of Interest” section of the SAI is hereby replaced with the following:

A Portfolio Manager’s management of “other accounts” may give rise to potential conflicts of interest in connection with his or her management of a Fund’s investments, on the one hand, and the investments of the other accounts, on the other. For example, to the extent the other accounts have similar investment objectives or strategies or invest in similar investments as a Fund, a potential conflict could arise if one of the other accounts has a materially higher fee arrangement than the Fund or a performance fee arrangement that could incent a Portfolio Manager to favor the account over the Fund. Another potential conflict could include a Portfolio Manager’s use of his or her knowledge about the size, timing, and possible market impact of Fund trades to the advantage of other accounts and to the disadvantage of a Fund. To mitigate such conflicts of interest, the Adviser has established policies and procedures to ensure that the purchase and sale of securities among all accounts the Adviser manages, including the Funds, are fairly and equitably allocated.

The Adviser and certain of its management personnel (“Adviser Personnel”) have relationships or arrangements that may be material to the advisory business of the Adviser and to investors in the products and accounts managed by the Adviser. Such relationships and arrangements may present potential or actual conflicts of interest. For example, Adviser Personnel that have relationships or arrangements with publicly traded companies may come into possession of information (including confidential or material non-public information) regarding the securities of such publicly traded companies that could give rise to a potentially conflicting division of loyalties and/or responsibilities, which could have an adverse effect on the accounts managed by the Adviser and could benefit such Adviser Personnel and/or publicly traded company. The Adviser has adopted policies and procedures designed to address these relationships and similar arrangements, which include both electronic and physical safeguards designed to restrict access to certain information to ensure, among other things, that transactions in a publicly traded company are not made using material non-public information that was acquired as a result of Adviser Personnel’s relationship with such company. Furthermore, any personal investments Adviser Personnel may have in such public companies are subject to the personal securities transaction reporting and pre-clearance requirements set forth in the Adviser’s Code of Ethics.

Filed Pursuant to Rule 497(e)
1933 Act File No. 333-215588
1940 Act File No. 811-23226

Mr. Peter Doyle, a co-founder, Co-Chief Executive Officer, and Senior Portfolio Manager of the Adviser, is a member of the Board of Directors of Texas Pacific Land Corporation (“TPL”), a publicly traded company. TPL is a large holding in many portfolios managed by the Adviser, including the Inflation Beneficiaries ETF and Energy and Remediation ETF, and is also a large holding in the accounts of employees of the Adviser, including that of Mr. Doyle. Mr. Doyle receives compensation from TPL in connection with his service as a member of the Board of Directors. In addition, Mr. Eric Sites, an employee of the Adviser, is a member of the Board of Directors of Miami International Holdings, Inc. (“MIAX”). MIAX is a large holding in many of the portfolios managed by the Adviser, including the Inflation Beneficiaries ETF and Blockchain Development ETF, and is also a large holding in the accounts of employees of the Adviser. Mr. Sites receives compensation from MIAX in connection with his service as a member of the Board of Directors. Messrs. Doyle and Sites are subject to the policies and procedures described above. In addition, Mr. Doyle does not have investment and trading authority over shares of TPL in client portfolios, including the Funds. Such authority has been delegated to another member of the portfolio’s investment team. Mr. Sites is not a portfolio manager for any of the Funds and, thus, does not have investment or trading authority over the Funds’ investments, including shares of MIAX.

In connection with Mr. Doyle’s appointment to the Board of Directors of TPL, the Adviser has entered into a Board Representation Agreement, the terms of which limit the ability of the Adviser and certain of its clients (including the Funds) to take certain actions with respect to TPL. Those actions include: (i) making statements that undermine or disparage TPL or its current or former directors; (ii) nominating or recommending the nomination of any person for election to TPL’s Board of Directors; (iii) initiating or participating in any solicitation of proxies in any election context or removal contest with respect to directors; (iv) initiating a stockholder proposal for consideration at any stockholder meeting; (v) participating in a solicitation of proxies relating to a stockholder proposal; and (vi) participating in a “withhold” campaign at a stockholder meeting. Further, the Adviser agreed, during the term of Mr. Doyle’s appointment to the Board of Directors of TPL, not to make any proposals outside of the boardroom that (i) seek to change the number or term of directors or fill any vacancies on the Board of Directors; (ii) seek to change the capitalization, dividend or share repurchase policy of TPL; (iii) seek to change TPL’s business, operations, strategy, management, governance, corporate structure, or other affairs of TPL; (iv) are related to an “extraordinary transaction” as such term is defined in the Board Representations Agreement; (v) seek to cause a class of securities to be delisted on a securities exchange; or (vi) seek to cause a class of equity securities to become eligible for termination of registration. Nothing in the Board Representation Agreement prohibits Mr. Doyle from suggesting or proposing any action whatsoever in any meeting of TPL’s Board of Directors. Also, the Adviser is not a party to any voting agreement relating to TPL, such that the Adviser may vote proxies relating to TPL in the manner it determines best regardless of whether such voting is consistent or inconsistent with proposals being recommended by TPL’s Board of Directors.

Because it has investment and voting discretion with respect to a substantial percentage of the outstanding voting shares of TPL and MIAX, the Adviser may be deemed to be an affiliate of

Filed Pursuant to Rule 497(e)
1933 Act File No. 333-215588
1940 Act File No. 811-23226
TPL and MIAX under certain securities laws. As a result, the Adviser and the Funds might be restricted or limited in selling shares of TPL or MIAX and may be subject to other requirements arising from such status.

Please retain this supplement for future reference.